SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warranties (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty at beginning of the year	$ 7,022
Additions	8,790	$ 8,492
Utilization	(1,541)	(1,499)
Foreign currency translation adjustment	(55)	29
Accrued warranty at end of the year	14,216	7,022
Including: Current portion of warranty	2,259	483
Non-current portion of warranty	$ 11,957	6,539
Product Warranty Expense		$ 8,492	$ 0	$ 0